Other employee benefits (Schedule of changes in fair value of assets of other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Employee Benefits [Line Items]
Employer contributions	$ 2,215	$ 2,537
Benefits paid	(2,215)	(2,537)
Closing fair value of assets	$ 0	$ 0